Hand & Hand

24 Calle de La Luna

San Clemente, CA 92673

August 30, 2010

Division of Corporation Finance

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Dear Sirs and Mesdames:

We are filing today 8 Registration Statements on Form 10 for the following issuers:

China Bright Star Limited

China Golden Star Holdings Limited

China Highlands Limited

China Rising Star Limited

Dunhuang Treasures Limited

Noble China Holdings Limited

Red Jade Holdings Limited

Summer Highlands Limited

The filings are identical except for the name of the entity.  Should the staff determine to review the filings comments may be faxed to my office at (949) 489-0034.

Very truly yours,

Jehu Hand

JH:kp